Recoverable tax assets (Details - Textuals)	12 Months Ended
Dec. 31, 2024
Recoverable tax assets
PIS, applicable federal tax rate under non-cumulative basis	1.65%
COFINS, applicable federal tax rate under non-cumulative basis	7.60%